Concessions (Tables)	12 Months Ended
Dec. 31, 2013
Concessions
Schedule of concessions
	2013	2012

Orbital concessions	$41,740	$41,740
Accumulated amortization	(4,081)	(2,501)
	37,659	39,239
Advance payment for orbital position	1,361	—

	$39,020	$39,239